Stoecklein Law Group, a Professional Corporation

Practice Limited to Federal Securities

Emerald Plaza	Telephone: (619) 595-4882
402 West Broadway	Facsimile: (619) 595-4883
Suite 400	email: djs@slgseclaw.com
San Diego, California 92101	web: www.slgseclaw.com

February 1, 2005

Mr. John Reynolds

Assistant Director

Office of Emerging Growth Companies

United States

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	XSInventory
Your Letter of January 24, 2005
Form SB-2, Amendment #1
File No. 333-118632
Second Comment Response

Dear Mr. Reynolds:

This correspondence is in response to your letter dated January 24, 2005 in reference to our filing of Amendment No. 1 to Form SB-2 filed on December 16, 2004 on behalf of XSInventory, your File No. 333-118632.

Table of Contents

1. Please revise your table of contents. The page numbers listed do not correspond with either the EDGAR version of your registration statement or the courtesy copies you provided.

Response:

We have revised the table of contents as requested.

Summary, page 1

2. Following your sentence that ends with "we have generated minimal revenues," please revise to state that you have achieved losses since inception and that your auditors have raised substantial doubt about your ability to continue as a going concern.

Response:

We have revised the paragraph referenced above as follows:

Additionally, we are highly dependent on the online auction platforms to track the traffic from our visitors and the sales from our customers. As a result of our recent formation, we have achieved losses since inception and our auditors have raised substantial doubt about our ability to continue as a going concern.

3. It appears to us that the earnings per share for the nine months ended September 30, 2004 should be revised from $ (.01) to $ (.02) consistent with your financial statements. Please revise or advise.

Response:

We have revised the Summary of Financial Information to reflect the change as requested.

Risk Factors, page 3

4. We note in risk factor 10 your statement that your "auditor's report reflects the fact that without realization of additional capital, it would be unlikely for [you] to continue as a going concern." The last paragraph of the auditor's report on page F-1 does not indicate your need for additional capital as the reason for their substantial doubt about your ability to continue as a going concern. Please revise or advise. Also, the last paragraph of the auditor's report cites to note 2, however, it appears that your need for additional capital is addressed in note 4 to the financial statements.

Response:

We have revised the risk factor referenced above, risk factor 10, heading only, as follows:

We will require additional financing in order to implement our marketing plan. In the event we are unable to acquire additional financing, we may not be able to implement our market plan resulting in a loss of revenues and ultimately the loss of your investment. Additionally, our auditor's report reflects the fact that the ability of the Company to continue as a going concern is dependent upon its ability to raise additional capital from the sale of common stock and, ultimately, the achievement of significant operating revenues. If we are unable to continue as a going concern, it is likely that you will lose your investment.

Additionally, we have requested and received a corrected auditors report, correcting the reference to Note 2.

Use Of Proceeds, page 9

5. We note that next to "Legal" under "Less: Offering Expenses" is a "1" to denote the corresponding footnote. That appears incorrect. Additionally, in footnote 2, you state counsel will receive $2,000 out of the minimum proceeds, but if you manage to raise the maximum or "any portion thereof," you will pay an additional amount up to $10,000 on a pro rated basis. Please clarify if the "additional amount" includes the $2,000 due if the minimum is raised. Also, we note that at the "middle amount" you intend to pay counsel $2,000 even though it is greater than the minimum amount and could be considered "any portion thereof." Please clarify at what amount you begin expending additional legal fees above the $2,000 allocated for this offering.

Response:

We have corrected the (1) next to Legal in the Use of Proceeds on page 10, as requested.

Additionally, we have modified the footnote (2) Legal, as follows:

Legal. Our agreement with the Stoecklein Law Group is based upon the firms representation of our company for the next two years. Included in this representation is our agreement to pay $2,000 out of the first $67,500 of funds raised in this offering; however, if we are successful in reaching the maximum proceeds or any portion above $67,500, we will pay an additional amount up to $10,000 (which includes the $2,000), pro rated based upon the amount raised over and above the $67,500. We have allocated additional legal expenses, up to $17,500, for covering the legal expenses related to our filing of quarterly reports, and our annual report for 2005.

6. We refer to footnote 1. Please explain what the additional amounts above $25,200 will be allocated towards.

Response:

We have revised footnote (1) Salaries as follows:

Salaries. Our existing agreement with Mr. Evangelista, our sole officer and part time employee, is that we will incur no expense to Mr. Evangelista for salaries until such salaries are able to be paid from revenues. We are paying a full time clerical employee who is in charge of the day to day inventory acquisition and sales. We are allocating funds for salaries for additional clerical people in the event we are successful in raising greater than the minimum amount of funds.

7. Please revise footnote 2 to explain the need for the legal fees that would range from $0 to $17,500.

We have added the last sentence of footnote (2) Legal, as follows:

We have allocated additional legal expenses, up to $17,500, for covering the legal expenses related the filing of our 34 Act reports; including and our annual report for 2005.

8. It appears to us that the cash available should be updated to $ 390 consistent with your recent balance sheet as of September 30, 2004 and your discussions need to be revised accordingly.

Response:

The second sentence of the first paragraph of the Allocation of Proceeds reads as follows:

We anticipate, based on currently proposed plans and assumptions relating to our operations, that our available cash of approximately $390, the minimum net proceeds of this offering $31,700 and cash flow from operations, if any, will be adequate to satisfy our capital needs for approximately 12 months following consummation of this offering.

9. If true, please revise to clarify that you will not expend any funds on the office lease, office equipment, telephone, and office supplies/postage unless the maximum amount of shares are sold.

Response:

We have added the following footnote 5 under Allocation of Proceeds:

Office lease, office equipment, telephone, and office supplies/postage expenses are being covered by Mr. Evangelista until such time as we either receive the maximum proceeds under this offering, or obtain additional funds in addition to this offering, or obtain sufficient revenues to incur these expenses. However, the postage expenses relating to the mailing of purchased products will be paid from the receipt of revenues.

Dilution, page 11

10. It appears that your disclosures of tangible book value before and after offering, and related disclosures are based on your financial statements for the six months ended June 30, 2004. It appears to us such computations and related dilution disclosures need to be updated using the recent financial statements for the nine months ended September 30, 2004 included in your filing. Please revise as appropriate and provide consistent disclosures in risk factor # 7.

Response:

We have revised the dilution information as requested, in addition to updating the disclosure in risk factor #7 as follows:

Upon completion of this offering there will be an immediate and substantial dilution to purchasers of our securities.

The public offering price of the Shares will be substantially higher than the net tangible book value of the Common Stock. Investors participating in this offering will incur immediate and substantial dilution in the per share net tangible book value of their investment from the initial public offering price of approximately $0.08 or 81.10% in the minimum offering, $0.07 or 69.09% in the middle offering and $0.06 or 64.23% in the maximum offering. See "Dilution"

11. Please expand your discussions relating to net tangible book value after the offering and related dilution disclosures under the scenario if 50% of the shares are sold.

Please see the section on Dilution, which has been amended as requested.

Plan Of Distribution, page 12

12. We note that the segregated account will be controlled by a Series 63 licensed agent. Please revise to define what type of agent that is and how this arrangement provides an assurance that funds will be returned to investors if the minimum amount of shares are not sold.

Response:

We have revised paragraph 3 of Plan of Operation on page 12.

13. We reissue comment 31. We note that Debra Amigone is the individual holding the Series 63 licensed, which entitles her to solicit orders in the state of Nevada. Please revise to clarify if Ms. Amigone will only offer securities in Nevada.

Response:

We have revised the second sentence of paragraph 5 of the Plan of Distribution on page 12 as follows:

Ms. Amigone will be offering the securities only in the State of Nevada.

Description of Business, page 19

14. We note that you "recently commenced operations." Please disclose the date your operations were commenced. Additionally, we note that your auditor's report states that you have "not commenced planned principal operations." Please revise to discuss your planned principal operations.

Response:

We revised paragraph one of Overview under Description of Business on Page 19.

Additionally, the auditors report has been revised by the auditor to reflect a deletion of the words, "not commenced planned principal operations."

15. We reissue comment 43. We note your mention of the known liquidators of products from which you purchase your inventory. If applicable, please revise to discuss if any of these liquidators are a major source of supplies. Discuss any risk that may materialize if any liquidator were to terminate their selling arrangements with you.

Response:

We revised paragraph one of Overview under Description of Business on Page 19, to include the following sentence:

Our purchases have been generally from companies such as Marshall's, TJMaxx, Ross, the MAGIC Show in Las Vegas, and other eBay customers, none of which are a major source of supplies.

Additionally, we have revised paragraph 3 of Overview under Description of Business on Page 19, to include the following sentence:

Since we are not limited by whom we purchase product from, a loss of any supplier has no impact on our ability to obtain product.

16. Please revise to explain how you make these purchases from the liquidators. For instance, discuss any agreements you have to purchase their products. If you simply walk in the store and purchase their products off the rack, please state so. If any of your relationships with the liquidators are evidenced by a document, please file as an exhibit.

Response:

We have revised paragraph one of Overview under Description of Business on Page 19, to include the following sentence:

To make a purchase, our employee evaluates which products she believes will sell, walks into any of the supply companies mentioned above, and makes a purchase of products. We do not have contracts with the suppliers, as any individual can make similar purchases.

17. We note that currently you are selling "women's designer clothing and accessories." If practicable, please provide more detail. Discuss the brand names of the clothing and accessories.

Response:

We have revised the second paragraph of "The way our business works," on page 19 to include the following sentence:

Currently, the main products, which we have sold and are selling consists of women's designer clothing and accessories, including brand names such as Juicy Couture, Guess, Dooney & Bourke, Coach, Hale Bob, XOXO, Jams World, Hard Tail, Baby Phat, Roxy, and others.

18. We note that you may sell products that are "appropriate" for your company in the future. Please define what is appropriate.

Response:

We have added the following sentence to the second paragraph of "The way our business works" on page 19:

Appropriate products consist of products, which we believe we can sell to the general public, based upon current trends in the public's buying habits.

19. Please explain how your endeavors discussed under the subheading Marketing Strategy help promote name recognition and credibility.

Response:

We have added the following to the paragraph on Marketing Strategy:

We believe, based upon the limited amount of products, which we have sold, and the experience which our sole employee has had in retail sales, customers are seeking products at good prices, which products are in demand based upon current trends, and desire immediate mailing of the products. Our own experience in buying products over the Internet has resulted in product purchases which have not been mailed within 30 days of the purchase.

20. On page 22, we note your statement that "many online sellers of merchandise ship their products within approximately 30 days, as opposed to our three days." Please revise to provide the source for that statement.

Response:

Please see our response to Comment 19.

21. Please elaborate on the "customer response program" mentioned in the last sentence on page 22.

Response:

We have added information on our customer response program as follows:

However: as part of our marketing efforts, we have maintained a customer response program, which has assisted us in our marketing efforts. Our customer response program consists of evaluating the comments received by other sellers on eBay, and attempting to maintain a zero negative feedback policy for our Company.

22. We reissue comment 46. We note your mention of trademarks, trade secrets and customer lists that are critical to your success. If any such intellectual property exist, please describe their material aspects as required by Item 101 (b)(7) of Regulation S-B.

Response:

We have revised the paragraph entitled Intellectual Property as follows:

Our sole intellectual property at this time consists of our name, XSInventory, our domain name, and our client lists.

Management Discussion and Analysis, page 25

23. Please be aware that in the EDGAR version of your amendment, the figure representing the cost of goods sold for three months ended September 30, 2004 is omitted. Please revise.

Response:

We have corrected the omission.

24. We note that excluding the $8,000 audit fee incurred in 2004, there was in [an] increase of $2,807 in administrative expenses when comparing the nine months ended September 30, 2003 versus the same nine month period in 2004. Please revise to explain this increase in light of the fact that the amount of sales you made substantially decreased during those same periods.

Response:

We have modified the paragraph pertaining to the Administrative expenses to clarify the additional expenses incurred in the nine months ending on September 30, 2004 versus the administrative expenses incurred for the nine months ending on September 30, 2003. Primarily the difference was in the salary commencement date in 2003 of February 15, versus January 1, 2004.

Administrative expense was $15,277 for the three months ended September 30, 2004 versus $7,217 for the three months ended September 30, 2003, a $8,060 or 112% increase. For the nine months ended September 30, 2004, administrative expense was $33,741, an increase of $10,807, or 47% from $22,934 during the same period last year. The increase for the nine months ended September 30, 2004 versus the same period in 2003 is primarily due to costs related to our audit fees of $8,000. Additionally, our payroll for our sole employee did not commence until February 15th of 2003, whereas the payroll for 2004 commenced on January 1, 2004. The audit fees represented 52% of the administrative expense for the three months ended September 30, 2004.

Your figures representing Net Loss for the nine months ended September 30, 2003 and 2004 appear incorrect. Please revise.

Response:

We have revised the Net Loss figures under MD&A as follows:

Net loss

	2004	2003	Increase/(decrease)
			$	%
For the three months ended September 30:
Net loss	$ 15,646	$ 5,468	$ 10,178	186%

For the nine months ended September 30:
Net loss	$ 33,933	$ 18,296	$ 15,637	85%

The Company's net loss for the three months ended September 30, 2004 was $15,646, versus a net loss of $5,468 for the three months ended September 30, 2003, an increase of $10,178, or 186%. For the nine months ended September 30, 2004, the Company incurred a net loss of $33,933 versus a net loss of $18,296 during the same period last year, an increase of $15,637 or 85%. The increase in net loss was primarily the result of (i) the decrease in gross profits, and (ii) increased administrative expenses resulting from the payment of our audit fees of $8,000.

Liquidity and Capital Resources, page 28

26. We note that you have inventory valued at $4,144. Please revise to explain why you have ceased selling products through your eBay seller identification.

Response:

Supplementally, we have not ceased selling products. There may have been a short time period in which the Company was re-listing product, to provide a different description or re-photographing products.

27. Please revise to include a discussion of your cash requirements for the next twelve months considering the offering expenses payable and your current liquidity position, and your specific viable plans to meet your cash requirements for the next twelve months to enhance the reader's understanding. Refer to Item 303(a) of Regulation S-B and FRR 501.03.a

Response:

We have revised the section entitled Liquidity and Capital Resources on page 28 to discuss the cash requirements for the next twelve months pursuant to 303(a) of Regulation S-B.

28. We reissue comment 62. Please discuss your cash requirements for the next 12 months and how you plan on satisfying those requirements. We note that you "anticipate obtaining additional financing to fund operations through common stock offerings." Please explain if this includes the current offering or if you intend on engaging in additional offerings subsequent to the transaction being registered.

Response:

We have modified the last sentence of the first paragraph under Liquidity and Capital Resources as follows:

In addition to the current pending SB-2 registration, we anticipate obtaining additional financing to fund operations through private placements of common stock offerings in the future, and subsequent to the funding of the pending registration.

Supplementally, we have no arrangements for any private placements after the registration.

Factors That May Affect the Company's Future Operating Results, page 29

29. We note your statement that to achieve profitable operations you may "with others" establish methods to acquire and resell products. If you intend on participating in any joint ventures, acquisitions or mergers, please revise to clarify.

Response:

Since we have no current intention of entering into any joint ventures, acquisitions, or mergers, we have made no revisions to the registration statement in relation to this comment.

Description of Property, page 30

30. We note that your inventory is kept at your executive offices except when it is in "transit for photographing and mailing." In this business section, please explain your arrangements to have your products photographed for placement on eBay.

Response:

We have revised the third paragraph of Description of Property on page 30 as follows:

We currently maintain our inventory consisting of articles of clothing, and accessories, at our executive office location except when the inventory is in transit for photographing and mailing. Photographing and narrating the products is handled by our employee, who creates a digital image of the product and lists the product for resale on the eBay website. Until such time as our inventory expands beyond our current location capabilities, we will continue to utilize our executive office for storage of the limited inventory currently on hand.

Financial Statements

Note I-Inventory, page F-6

31. Refer to prior comment # 70. Please revise to include your explanation of "excess inventory" included in your response in the notes to the financial statements.

Response:

We have revised the financial statements as follows:

Inventory

Inventories are stated at the lower of cost (first-in, first-out) or market (net realizable value). Inventories consisted of finished goods in the amount of $0 and $2,641 at December 31, 2002 and 2003 respectively. The Company regularly reviews its inventory quantities on hand and records a provision for obsolete inventory based primarily on the Company's ability to sell its inventory. The Company does not deem any of its inventory on hand, as obsolete.

Interim financial statements- statements of operations page F-12

32. Delete the interim statements of operations for the three months ended September 30, 2004 and 2003. Registration statements require interim financial statements for the year to date periods only, in this case, the nine months ended September 30, 2004 and 2003.

Response:

The interim statements of operations for the three months ended September 30, 2004 and 2003 have been deleted.

33. We reissue comments 65 and 66 regarding your legality opinion. In particular, please revise your legality opinion to indicate that opinion opines upon Nevada law including the statutory provisions, all applicable provisions of the Nevada constitution and all reported judicial decisions interpreting those laws.

Response:

The legal opinion has been revised as requested.

34. We note that the Company is not a reporting Company and is not subject to the reporting requirements of Exchange Act. The staff is concerned about the reference to a Form 10-Q filing for the interim period ended June 30, 2004 in the consent. Please revise or advise.

Response:

The auditors consent has been revised by the auditor per your request.

Please advise if we can be of any further assistance.

Yours truly,

/s/ Donald J. Stoecklein

Donald J. Stoecklein